RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	$ 2,910	$ 2,763	$ 3,370
Alzheimer's Disease Therapeutics [Member]
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	0	0	0
Anti-Infectives [Member]
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	0	0	0
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	2,910	2,763	3,370
Tobacco Exposure Tests [Member]
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	0	0	0
Research and Development Program [Member]
RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses	$ 0	$ 0	$ 0